Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

28. SEGMENT REPORTING

The Group operates in a single business segment, which is the development, manufacturing, and sale of PV-related products. The following table summarizes the Group's net revenues by geographic region based on the location of the customers:

	For the year ended December 31,
	2009	2010	2011	2011
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Germany	2,668,477	4,706,767	2,652,159	421,386
USA	17,306	436,747	859,290	136,527
The PRC	179,460	612,695	599,247	95,211
Australia	177,637	407,261	448,498	71,259
Italy	4,446	572,420	358,121	56,900
Netherlands	—	—	330,920	52,578
France	88,452	94,694	303,328	48,194
Canada	—	92,063	157,650	25,048
Spain	37,326	131,166	152,133	24,171
India	6	—	136,249	21,648
Belgium	23,786	83,431	132,932	21,121
The Czech Republic	245,814	165,906	785	125
Others	337,588	245,395	285,173	45,309

Total net revenue	3,780,298	7,548,545	6,416,485	1,019,477

All the long-lived assets of the Group are located in the PRC.

The customers that accounted for 10% or more of total net revenue are as follows:

	For the year ended December 31,
	2009	2010	2011	2011
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)

Schueco International KG	1,562,883	2,526,512	967,398	153,704
MEMC Singapore Pte Ltd.	*	*	695,680	110,532

*	Less than 10%